Long Term Debt - Secured Term Loan - Additional Information (Detail) - Secured Term Loan [Member]		12 Months Ended
	Sep. 10, 2015 USD ($) Installments	Dec. 31, 2015	Jul. 29, 2015 USD ($)
Debt Instrument [Line Items]
Secured term loan facility			$ 35,000,000
Credit facility maturity period		5 years
Credit facility description		This facility matures five years after drawdown, with early repayment, inter alia, if the 2019 Notes are not refinanced by November 30, 2018, or if the secured vessel ceases to be employed on a charter for a period in excess of 90 days.
Issuance date of debt instrument		Jul. 29, 2015
Amount of secured term loan drawn	$ 35,000,000
Total additional repayments over quarterly installments	$ 1,400,000
Number of repayable quarterly installments | Installments	20
Additional Repayment [Member]
Debt Instrument [Line Items]
Number of repayable quarterly installments | Installments	8
Margin Until November 30, 2018 [Member]
Debt Instrument [Line Items]
Credit facility margin		2.75%
Margin After November 30, 2018 [Member]
Debt Instrument [Line Items]
Credit facility margin		3.25%